Vanguard LifeStrategy® Income Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard LifeStrategy Growth Fund

Supplement Dated May 12, 2026, to the Prospectus and Summary Prospectuses Dated February 27, 2026

Important Changes to the Funds

Fund Name Changes

As previously announced, effective today, each Vanguard LifeStrategy Fund (each, a “Fund” and collectively, the “LifeStrategy Funds”) has changed its name as shown below:

Prior Fund Name	New Fund Name
Vanguard LifeStrategy Income Fund	Vanguard LifeStrategy 20/80 Fund

Vanguard LifeStrategy Conservative	Vanguard LifeStrategy 40/60 Fund
Growth Fund

Vanguard LifeStrategy Moderate Growth	Vanguard LifeStrategy 60/40 Fund
Fund

Vanguard LifeStrategy Growth Fund	Vanguard LifeStrategy 80/20 Fund

All references to the LifeStrategy Funds are replaced with the applicable new fund name shown in the table above.

Each Fund’s investment objective, strategies, and polices will remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved.	PS 088C 052026
Vanguard Marketing Corporation, Distributor.

Vanguard STAR® Funds

Supplement Dated May 12, 2026, to the Statement of Additional Information Dated February 27, 2026
Important Changes to Vanguard LifeStrategy® Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund, and Vanguard LifeStrategy Growth Fund (each, a “Fund” and collectively, the “LifeStrategy Funds”)
Fund Name Changes

As previously announced, effective today, each Vanguard LifeStrategy Fund has changed its name as shown below:

Prior Fund Name	New Fund Name
Vanguard LifeStrategy Income Fund	Vanguard LifeStrategy 20/80 Fund
Vanguard LifeStrategy Conservative Growth Fund	Vanguard LifeStrategy 40/60 Fund
Vanguard LifeStrategy Moderate Growth Fund	Vanguard LifeStrategy 60/40 Fund
Vanguard LifeStrategy Growth Fund	Vanguard LifeStrategy 80/20 Fund
All references to the LifeStrategy Funds are replaced with the applicable new fund name shown in the table above.
Each Fund’s investment objective, strategies, and polices will remain unchanged.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 056B 052026